UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET GLOBAL GOVERNMENT BOND FUND

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET GLOBAL GOVERNMENT BOND FUND

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 57.1%
Germany - 0.8%
Bundesrepublik Deutschland, Bonds	2.500%	8/15/46	80,000	EUR	$111,928	(a)

Hungary - 4.6%
Republic of Hungary, Bonds	5.500%	6/24/25	147,750,000	HUF	604,872

Italy - 7.8%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.750%	9/1/24	310,000	EUR	400,582
Italy Buoni Poliennali Del Tesoro, Senior Bonds	4.750%	9/1/44	200,000	EUR	301,984	(a)
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.250%	9/1/46	270,000	EUR	322,128	(a)

Total Italy					1,024,694

Malaysia - 7.3%
Federation of Malaysia, Senior Bonds	4.012%	9/15/17	3,960,000	MYR	954,452

Mexico - 16.0%
United Mexican States, Senior Bonds	8.000%	6/11/20	20,300,000	MXN	1,350,635
United Mexican States, Senior Bonds	8.500%	11/18/38	2,600,000	MXN	188,651
United Mexican States, Senior Bonds	7.750%	11/13/42	8,243,000	MXN	558,059

Total Mexico					2,097,345

Philippines - 5.5%
Republic of Philippines, Senior Bonds	3.900%	11/26/22	35,000,000	PHP	729,167

South Korea - 15.1%
Republic of Korea, Senior Bonds	4.250%	6/10/21	2,100,000,000	KRW	1,987,547

TOTAL SOVEREIGN BONDS (Cost - $8,319,469)					7,510,005

CORPORATE BONDS & NOTES - 2.0%
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	50,000		53,841

ENERGY - 1.6%
Energy Equipment & Services - 0.3%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	40,000		34,200

Oil, Gas & Consumable Fuels - 1.3%
California Resources Corp., Senior Notes	6.000%	11/15/24	50,000		37,075
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	20,000		14,500
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	20,000		14,910
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.000%	12/15/20	40,000		37,800
QEP Resources Inc., Senior Notes	6.875%	3/1/21	10,000		9,500
QEP Resources Inc., Senior Notes	5.250%	5/1/23	10,000		8,652
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	40,000		38,400
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	10,000		9,150

Total Oil, Gas & Consumable Fuels					169,987

TOTAL ENERGY					204,187

TOTAL CORPORATE BONDS & NOTES (Cost - $278,626)					258,028

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.8%
Brazil - 5.8%
Federative Republic of Brazil, Notes (Cost - $1,286,535)	6.000%	8/15/50	3,143,717	BRL	755,617

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL GOVERNMENT BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.7%
U.S. Treasury Notes, Inflation Indexed (Cost - $351,685)	0.250%	1/15/25	362,730	$349,873

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Canadian Dollar, Put @ 1.30CAD		9/30/15	780,000	2,942
U.S. Dollar/South Korean Won, Call @ 1,205.00KRW		9/16/15	920,000	3,594

TOTAL PURCHASED OPTIONS (Cost - $9,570)				6,536

TOTAL INVESTMENTS - 67.6% (Cost - $10,245,885#)				8,880,059
Other Assets in Excess of Liabilities - 32.4%				4,260,820

TOTAL NET ASSETS - 100.0%				$13,140,879

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Offshore Chinese Yuan Renminbi
EUR	— Euro
HUF	— Hungarian Forint
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	VALUE
U.S. Dollar/Chinese Yuan Renminbi, Put	9/16/15	6.55	CNH	460,000	$7,548
U.S. Dollar/Chinese Yuan Renminbi, Put	11/27/15	6.52	CNH	390,000	4,889
U.S. Dollar/Euro, Call	9/4/15	$1.07		500,000	27

TOTAL WRITTEN OPTIONS (Premiums received - $17,127)					$12,464

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Government Bond Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$7,510,005	—	$7,510,005
Corporate bonds & notes	—	258,028	—	258,028
Non-U.S. Treasury inflation protected securities	—	755,617	—	755,617
U.S. Treasury inflation protected securities	—	349,873	—	349,873
Purchased options	—	6,536	—	6,536

Total investments	—	$8,880,059	—	$8,880,059

Other financial instruments:
Futures contracts	$14,695	—	—	$14,695
Forward foreign currency contracts	—	$619,995	—	619,995

Total other financial instruments	$14,695	$619,995	—	$634,690

Total	$14,695	$9,500,054	—	$9,514,749

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	—	$12,464	—	$12,464
Futures contracts	$37,462	—	—	37,462
Forward foreign currency contracts	—	393,212	—	393,212

Total	$37,462	$405,676	—	$443,138

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,073
Gross unrealized depreciation	(1,391,899)

Net unrealized depreciation	$(1,365,826)

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-BTP	1	9/15	$148,911	$151,681	$2,770
U.S. Treasury Long-Term Bonds	5	12/15	797,204	773,125	(24,079)

					(21,309)

Contracts to Sell:
Euro-Buxl 30-Year Bonds	1	9/15	165,246	170,096	(4,850)
Euro-Bund	9	9/15	1,537,577	1,546,110	(8,533)
U.S. Treasury 5-Year Notes	15	12/15	1,796,850	1,791,563	5,287
U.S. Treasury 10-Year Notes	8	12/15	1,023,138	1,016,500	6,638

					(1,458)

Net unrealized depreciation on open futures contracts					$(22,767)

At August 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	270,767	BRL	899,000	Barclays Bank PLC	10/19/15	$26,789
PHP	9,208,000	USD	201,894	Citibank, N.A.	10/19/15	(5,373)
PHP	25,584,015	USD	545,037	Citibank, N.A.	10/19/15	989
USD	363,794	BRL	1,197,246	Citibank, N.A.	10/19/15	38,875
USD	197,975	PHP	9,275,130	Citibank, N.A.	10/19/15	21
BRL	1,307,375	USD	361,503	Deutsche Bank AG	10/19/15	(6,697)
IDR	1,063,400,000	USD	78,249	Deutsche Bank AG	10/19/15	(3,403)
INR	104,319,095	USD	1,623,391	Deutsche Bank AG	10/19/15	(67,463)
KRW	1,595,296,939	USD	1,378,524	Deutsche Bank AG	10/19/15	(31,624)
KRW	307,741,087	USD	262,130	Deutsche Bank AG	10/19/15	(2,306)
USD	503,236	BRL	1,664,000	Deutsche Bank AG	10/19/15	51,646
USD	74,402	IDR	1,062,833,675	Deutsche Bank AG	10/19/15	(404)
USD	257,404	INR	17,163,731	Deutsche Bank AG	10/19/15	1,406
USD	5,453,985	KRW	6,327,331,071	Deutsche Bank AG	10/19/15	111,854
USD	1,313,485	PHP	60,000,000	Deutsche Bank AG	10/19/15	32,939
USD	499,922	INR	32,145,000	JPMorgan Chase & Co.	10/19/15	20,477
USD	568,763	INR	37,406,383	JPMorgan Chase & Co.	10/19/15	10,844
USD	1,157,210	MYR	4,432,694	JPMorgan Chase & Co.	10/19/15	105,491
USD	412,434	CAD	541,905	Barclays Bank PLC	11/13/15	601
USD	134,945	EUR	122,903	Barclays Bank PLC	11/13/15	(3,128)
EUR	753,400	USD	848,652	Citibank, N.A.	11/13/15	(2,260)
MXN	28,935,737	USD	1,712,002	Citibank, N.A.	11/13/15	10,558
PLN	2,699,084	USD	716,127	Citibank, N.A.	11/13/15	(2,824)
USD	769,380	EUR	708,061	Citibank, N.A.	11/13/15	(26,078)
EUR	990,000	USD	1,083,745	Credit Suisse London	11/13/15	28,451
JPY	41,287,839	USD	342,243	Credit Suisse London	11/13/15	(1,313)
USD	1,712,231	EUR	1,569,731	Credit Suisse London	11/13/15	(51,253)
USD	62,486	GBP	40,000	Credit Suisse London	11/13/15	1,130
USD	1,248,225	JPY	154,866,000	Credit Suisse London	11/13/15	(30,564)
AUD	407,548	USD	297,089	Deutsche Bank AG	11/13/15	(8,122)
CAD	3,100,326	USD	2,352,624	Deutsche Bank AG	11/13/15	3,537
EUR	1,463,022	USD	1,595,672	Deutsche Bank AG	11/13/15	47,931
JPY	44,759,400	USD	359,211	Deutsche Bank AG	11/13/15	10,384
USD	176,420	CAD	233,011	Deutsche Bank AG	11/13/15	(662)
USD	737,435	EUR	640,835	Deutsche Bank AG	11/13/15	17,502
USD	151,424	GBP	97,000	Deutsche Bank AG	11/13/15	2,636
USD	2,635,423	MXN	43,525,327	Deutsche Bank AG	11/13/15	44,337
USD	523,225	MXN	8,864,325	Deutsche Bank AG	11/13/15	(4,472)
USD	74,064	SEK	645,049	Deutsche Bank AG	11/13/15	(2,264)
USD	42,429	SGD	59,000	Deutsche Bank AG	11/13/15	746
USD	582,333	AUD	791,095	HSBC Bank USA, N.A.	11/13/15	21,416
USD	263,600	EUR	239,577	HSBC Bank USA, N.A.	11/13/15	(5,549)
AUD	423,661	USD	302,565	JPMorgan Chase & Co.	11/13/15	(2,173)
JPY	7,020,000	USD	56,330	JPMorgan Chase & Co.	11/13/15	1,637
NZD	353,282	USD	227,249	JPMorgan Chase & Co.	11/13/15	(4,516)
SEK	811,688	USD	93,005	JPMorgan Chase & Co.	11/13/15	3,041
USD	298,932	AUD	409,174	JPMorgan Chase & Co.	11/13/15	8,812
USD	1,504,134	CAD	1,980,746	JPMorgan Chase & Co.	11/13/15	(1,177)
USD	455,750	EUR	417,151	JPMorgan Chase & Co.	11/13/15	(12,890)
USD	222,297	GBP	143,205	JPMorgan Chase & Co.	11/13/15	2,636
USD	910,530	HUF	259,316,572	JPMorgan Chase & Co.	11/13/15	(17,735)
USD	137,368	HUF	38,478,971	JPMorgan Chase & Co.	11/13/15	(373)
USD	434,856	NZD	669,659	JPMorgan Chase & Co.	11/13/15	12,659
USD	395,896	PLN	1,522,016	JPMorgan Chase & Co.	11/13/15	(6,336)
USD	228,127	PLN	876,411	JPMorgan Chase & Co.	11/13/15	(3,488)
USD	415,909	PLN	1,571,308	JPMorgan Chase & Co.	11/13/15	650
USD	402,364	EUR	370,000	Royal Bank of Canada	11/13/15	(13,305)
EUR	568,879	USD	639,982	UBS AG London	11/13/15	(886)
GBP	280,000	USD	435,994	UBS AG London	11/13/15	(6,501)
USD	2,073,188	EUR	1,906,001	UBS AG London	11/13/15	(68,073)

Total						$226,783

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015